Bank Borrowings (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Bank Borrowings [Line Items]
Bank borrowing	$ 15,893	$ 15,893	$ 15,889
Debt repayable		$ 49,672	$ 49,914
Interest rate	6.96%	6.96%	7.60%
Bank borrowings	$ 65,565	$ 65,565	$ 65,803
Carries interest rate	0.25%
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Carrying amount		$ 69,501	69,920
Hong Kong Interbank Offered Rate (“HIBOR”) [Member]
Bank Borrowings [Line Items]
Carries interest rate		1.65%
Hong Kong, Dollars
Bank Borrowings [Line Items]
Bank borrowings	$ 50,565	$ 50,565	50,803
United States of America, Dollars | Unsecured Debt [Member]
Bank Borrowings [Line Items]
Bank borrowings	$ 15,000	$ 15,000	$ 15,000